SHARE-BASED COMPENSATION - DSU and RSU Activity (Details) - Brookfield Corporation shares in Thousands	12 Months Ended
Dec. 31, 2023 $ / shares shares
Deferred Share Units Tracking To Brookfield Asset Management Ltd Share Price
Number of Units
Outstanding (in shares)	1,207,000
Transferred (in shares)	190,000
Granted and reinvested (in shares)	115,000
Exercised and cancelled (in shares)	(9,000)
Outstanding (in shares)	1,503,000
Deferred Share Units Tracking To BN Share Price
Number of Units
Outstanding (in shares)	6,067,000
Transferred (in shares)	747,000
Granted and reinvested (in shares)	56,000
Exercised and cancelled (in shares)	(36,000)
Outstanding (in shares)	6,834,000
Restricted Stock Units (RSUs)
Number of Units
Outstanding (in shares)	5,488,000
Transferred (in shares)	0
Granted and reinvested (in shares)	0
Exercised and cancelled (in shares)	0
Outstanding (in shares)	5,488,000
Weighted-Average Exercise Price
Outstanding (in dollars per share) | $ / shares	$ 6.11
Transferred (in dollars per share) | $ / shares	0
Granted and reinvested (in dollars per share) | $ / shares	0
Exercised and cancelled (in dollars per share) | $ / shares	0
Outstanding (in dollars per share) | $ / shares	$ 6.11